Inventories	12 Months Ended
Mar. 31, 2023
Inventories [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

All the inventories are located in China. Inventories consisted of the following as of March 31, 2023 and 2022:

	As of March 31,	As of March 31,
	2023	2022
Raw materials	$282,618	$786,082
Work in process	-	-
Finished goods	52,401	603,479
Total	$335,019	$1,389,561

No lower of cost or net realizable value adjustment was recorded as of March 31, 2023 and 2022, respectively.

No inventory provision or write-downs for the years ended March 31, 2023 and 2022.